History and Organisation	12 Months Ended
Dec. 31, 2022
History and Organization
History and Organisation

1.History and Organization

Perfect Corp. (the “Company” or “Perfect”), is a Cayman Islands exempted company with limited liability, which incorporated on February 13, 2015 with registered address PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company and its subsidiaries (collectively referred herein as the “Group”) are SaaS technology companies offering AR/AI solution dedicated to the beauty and fashion industry as well as mobile applications to consumers. The principal place of business is at 14F, No. 98 Minquan Road, Xindian District, New Taipei City 231, Taiwan.

On October 28, 2022 (the “Closing Date”), the Company consummated the previously announced merger transaction pursuant to the Business Combination Agreement dated as of March 3, 2022, by and among Perfect, Beauty Corp., a wholly-owned subsidiary of Perfect, Fashion Corp., a wholly-owned subsidiary of Perfect, and Provident Acquisition Corp. (“Provident”).

Pursuant to the Business Combination Agreement, dated as of March 3, 2022, Beauty Corp., a Cayman Islands exempted company with limited liability, merged with and into Provident (the “First Merger”), a special purpose acquisition company incorporated in the Cayman Islands and listed on the Nasdaq Stock Market (“NASDAQ”), with Provident surviving as a wholly-owned subsidiary of Perfect, and then immediately following the First Merger, Provident merged with and into Fashion Corp. (the “Second Merger”), a Cayman Islands exempted company with limited liability, with Fashion Corp. surviving as a wholly-owned subsidiary of Perfect. The consummation of the merger transactions was referred to as the “Closing”, dated as of October 28, 2022.

In connection with the merger, each Perfect original share (consisting of Perfect common share, par value $0.1 (in dollars) per share, and Perfect preferred share, par value $0.1 (in dollars) per share) converted to Perfect Class A or Perfect Class B ordinary share, par value $0.1 (in dollars) per share, based on a conversion ratio 0.17704366. Each Provident share (consisting of Provident Class A ordinary share, par value $0.0001 (in dollars) per share, and Provident Class B ordinary share, par value $0.0001 (in dollars) per share) converted to one Perfect Class A ordinary share.

Upon the consummation of the mergers and the other transactions contemplated by the Business Combination Agreement, the shareholders of Provident became shareholders of Perfect, and the Company became a publicly traded company on the New York Stock Exchange (“NYSE”) on October 31, 2022.

The merger transaction pursuant to the Business Combination Agreement is accounted for as a recapitalization. Please refer to Note 6(26) “Recapitalization”.